S-K 1602(c) Dilution	Jun. 30, 2026 USD ($) $ / shares shares
Without Over Allotment [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.05)
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	6.54
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 3.46
Net Tangible Book Value (in Dollars) | $	$ (172,079)
Net Tangible Book Value, Adjusted (in Dollars) | $	$ 121,885,421
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction	3,593,750
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	18,638,600
No Redemption [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.05)
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	5.84
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 4.16
Net Tangible Book Value (in Dollars) | $	$ (172,079)
Net Tangible Book Value, Adjusted (in Dollars) | $	$ 90,635,421
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction	3,593,750
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	15,513,600
No Redemption [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.05)
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	6.55
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 3.45
Net Tangible Book Value (in Dollars) | $	$ (172,079)
Net Tangible Book Value, Adjusted (in Dollars) | $	$ 140,200,421
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction	3,593,750
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	21,402,350
Redemption at 25 Percent of Maximum [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.05)
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	4.79
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 5.21
Net Tangible Book Value (in Dollars) | $	$ (172,079)
Net Tangible Book Value, Adjusted (in Dollars) | $	$ 59,385,421
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction	3,593,750
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	12,388,600
Redemption at 25 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.05)
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	5.85
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 4.15
Net Tangible Book Value (in Dollars) | $	$ (172,079)
Net Tangible Book Value, Adjusted (in Dollars) | $	$ 104,262,921
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction	3,593,750
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	17,808,600
Redemption at 50 Percent of Maximum [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.05)
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	3.04
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 6.96
Net Tangible Book Value (in Dollars) | $	$ (172,079)
Net Tangible Book Value, Adjusted (in Dollars) | $	$ 28,135,421
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction	3,593,750
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	9,263,600
Redemption at 50 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.05)
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	4.81
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 5.19
Net Tangible Book Value (in Dollars) | $	$ (172,079)
Net Tangible Book Value, Adjusted (in Dollars) | $	$ 68,325,421
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction	3,593,750
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	14,214,850
Redemption at 75 Percent of Maximum [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.05)
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	(0.51)
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 10.51
Net Tangible Book Value (in Dollars) | $	$ (172,079)
Net Tangible Book Value, Adjusted (in Dollars) | $	$ (3,114,579)
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction	3,593,750
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	6,138,600
Redemption at 75 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.05)
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	3.05
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 6.95
Net Tangible Book Value (in Dollars) | $	$ (172,079)
Net Tangible Book Value, Adjusted (in Dollars) | $	$ 32,387,921
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction	3,593,750
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	10,621,100
Redemption at 100 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.05)
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	(0.51)
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 10.51
Net Tangible Book Value (in Dollars) | $	$ (172,079)
Net Tangible Book Value, Adjusted (in Dollars) | $	$ (3,549,579)
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction	3,593,750
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	7,027,350
Public Units [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	$ 6.59
Public Units [Member] | No Redemption [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	5.89
Public Units [Member] | No Redemption [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	6.6
Public Units [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	4.84
Public Units [Member] | Redemption at 25 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	5.9
Public Units [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	3.09
Public Units [Member] | Redemption at 50 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	4.86
Public Units [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	(0.46)
Public Units [Member] | Redemption at 75 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	3.1
Public Units [Member] | Redemption at 100 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	$ (0.46)
Net Proceeds From This Offering And The Sale Of The Placement Units [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	$ 125,750,000
Net Proceeds From This Offering And The Sale Of The Placement Units [Member] | No Redemption [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	125,750,000
Net Proceeds From This Offering And The Sale Of The Placement Units [Member] | No Redemption [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	144,500,000
Net Proceeds From This Offering And The Sale Of The Placement Units [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	125,750,000
Net Proceeds From This Offering And The Sale Of The Placement Units [Member] | Redemption at 25 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	144,500,000
Net Proceeds From This Offering And The Sale Of The Placement Units [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	125,750,000
Net Proceeds From This Offering And The Sale Of The Placement Units [Member] | Redemption at 50 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	144,500,000
Net Proceeds From This Offering And The Sale Of The Placement Units [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	125,750,000
Net Proceeds From This Offering And The Sale Of The Placement Units [Member] | Redemption at 75 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	144,500,000
Net Proceeds From This Offering And The Sale Of The Placement Units [Member] | Redemption at 100 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	144,500,000
Plus Offering Costs Accrued For Or Paid In Advance Excluded From Tangible Book Value [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	185,000
Plus Offering Costs Accrued For Or Paid In Advance Excluded From Tangible Book Value [Member] | No Redemption [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	185,000
Plus Offering Costs Accrued For Or Paid In Advance Excluded From Tangible Book Value [Member] | No Redemption [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	185,000
Plus Offering Costs Accrued For Or Paid In Advance Excluded From Tangible Book Value [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	185,000
Plus Offering Costs Accrued For Or Paid In Advance Excluded From Tangible Book Value [Member] | Redemption at 25 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	185,000
Plus Offering Costs Accrued For Or Paid In Advance Excluded From Tangible Book Value [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	185,000
Plus Offering Costs Accrued For Or Paid In Advance Excluded From Tangible Book Value [Member] | Redemption at 50 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	185,000
Plus Offering Costs Accrued For Or Paid In Advance Excluded From Tangible Book Value [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	185,000
Plus Offering Costs Accrued For Or Paid In Advance Excluded From Tangible Book Value [Member] | Redemption at 75 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	185,000
Plus Offering Costs Accrued For Or Paid In Advance Excluded From Tangible Book Value [Member] | Redemption at 100 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	185,000
Less Deferred Underwriting Commissions [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	(3,750,000)
Less Deferred Underwriting Commissions [Member] | No Redemption [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	(3,750,000)
Less Deferred Underwriting Commissions [Member] | No Redemption [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	(4,312,500)
Less Deferred Underwriting Commissions [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	(3,750,000)
Less Deferred Underwriting Commissions [Member] | Redemption at 25 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	(4,312,500)
Less Deferred Underwriting Commissions [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	(3,750,000)
Less Deferred Underwriting Commissions [Member] | Redemption at 50 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	(4,312,500)
Less Deferred Underwriting Commissions [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	(3,750,000)
Less Deferred Underwriting Commissions [Member] | Redemption at 75 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	(4,312,500)
Less Deferred Underwriting Commissions [Member] | Redemption at 100 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	(4,312,500)
Less Overallotment Liability [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	(127,500)
Less Overallotment Liability [Member] | No Redemption [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	(127,500)
Less Overallotment Liability [Member] | No Redemption [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	0
Less Overallotment Liability [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	(127,500)
Less Overallotment Liability [Member] | Redemption at 25 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	0
Less Overallotment Liability [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	(127,500)
Less Overallotment Liability [Member] | Redemption at 50 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	0
Less Overallotment Liability [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	(127,500)
Less Overallotment Liability [Member] | Redemption at 75 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	0
Less Overallotment Liability [Member] | Redemption at 100 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	0
Less Amounts Paid For Redemptions [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	0
Less Amounts Paid For Redemptions [Member] | No Redemption [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	(31,250,000)
Less Amounts Paid For Redemptions [Member] | No Redemption [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	0
Less Amounts Paid For Redemptions [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	(62,500,000)
Less Amounts Paid For Redemptions [Member] | Redemption at 25 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	(35,937,500)
Less Amounts Paid For Redemptions [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	(93,750,000)
Less Amounts Paid For Redemptions [Member] | Redemption at 50 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	(71,875,000)
Less Amounts Paid For Redemptions [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	(125,000,000)
Less Amounts Paid For Redemptions [Member] | Redemption at 75 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	(107,812,500)
Less Amounts Paid For Redemptions [Member] | Redemption at 100 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	$ (143,750,000)
Ordinary Shares Forfeited If Overallotment Is Not Exercised [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	(468,750)
Ordinary Shares Forfeited If Overallotment Is Not Exercised [Member] | No Redemption [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	(468,750)
Ordinary Shares Forfeited If Overallotment Is Not Exercised [Member] | No Redemption [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	0
Ordinary Shares Forfeited If Overallotment Is Not Exercised [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	(468,750)
Ordinary Shares Forfeited If Overallotment Is Not Exercised [Member] | Redemption at 25 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	0
Ordinary Shares Forfeited If Overallotment Is Not Exercised [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	(468,750)
Ordinary Shares Forfeited If Overallotment Is Not Exercised [Member] | Redemption at 50 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	0
Ordinary Shares Forfeited If Overallotment Is Not Exercised [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	(468,750)
Ordinary Shares Forfeited If Overallotment Is Not Exercised [Member] | Redemption at 75 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	0
Ordinary Shares Forfeited If Overallotment Is Not Exercised [Member] | Redemption at 100 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	0
Class A Ordinary Shares Included In The Units Offered [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	12,500,000
Class A Ordinary Shares Included In The Units Offered [Member] | No Redemption [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	12,500,000
Class A Ordinary Shares Included In The Units Offered [Member] | No Redemption [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	14,375,000
Class A Ordinary Shares Included In The Units Offered [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	12,500,000
Class A Ordinary Shares Included In The Units Offered [Member] | Redemption at 25 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	14,375,000
Class A Ordinary Shares Included In The Units Offered [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	12,500,000
Class A Ordinary Shares Included In The Units Offered [Member] | Redemption at 50 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	14,375,000
Class A Ordinary Shares Included In The Units Offered [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	12,500,000
Class A Ordinary Shares Included In The Units Offered [Member] | Redemption at 75 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	14,375,000
Class A Ordinary Shares Included In The Units Offered [Member] | Redemption at 100 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	14,375,000
Class A Ordinary Shares Included In The Rights Offered [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	2,500,000
Class A Ordinary Shares Included In The Rights Offered [Member] | No Redemption [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	2,500,000
Class A Ordinary Shares Included In The Rights Offered [Member] | No Redemption [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	2,875,000
Class A Ordinary Shares Included In The Rights Offered [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	2,500,000
Class A Ordinary Shares Included In The Rights Offered [Member] | Redemption at 25 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	2,875,000
Class A Ordinary Shares Included In The Rights Offered [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	2,500,000
Class A Ordinary Shares Included In The Rights Offered [Member] | Redemption at 50 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	2,875,000
Class A Ordinary Shares Included In The Rights Offered [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	2,500,000
Class A Ordinary Shares Included In The Rights Offered [Member] | Redemption at 75 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	2,875,000
Class A Ordinary Shares Included In The Rights Offered [Member] | Redemption at 100 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	2,875,000
Class A Ordinary Shares Included In The Private Placement Units [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	428,000
Class A Ordinary Shares Included In The Private Placement Units [Member] | No Redemption [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	428,000
Class A Ordinary Shares Included In The Private Placement Units [Member] | No Redemption [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	465,500
Class A Ordinary Shares Included In The Private Placement Units [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	428,000
Class A Ordinary Shares Included In The Private Placement Units [Member] | Redemption at 25 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	465,500
Class A Ordinary Shares Included In The Private Placement Units [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	428,000
Class A Ordinary Shares Included In The Private Placement Units [Member] | Redemption at 50 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	465,500
Class A Ordinary Shares Included In The Private Placement Units [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	428,000
Class A Ordinary Shares Included In The Private Placement Units [Member] | Redemption at 75 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	465,500
Class A Ordinary Shares Included In The Private Placement Units [Member] | Redemption at 100 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	465,500
Class A Ordinary Shares Included In The Private Placement Rights [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	85,600
Class A Ordinary Shares Included In The Private Placement Rights [Member] | No Redemption [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	85,600
Class A Ordinary Shares Included In The Private Placement Rights [Member] | No Redemption [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	93,100
Class A Ordinary Shares Included In The Private Placement Rights [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	85,600
Class A Ordinary Shares Included In The Private Placement Rights [Member] | Redemption at 25 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	93,100
Class A Ordinary Shares Included In The Private Placement Rights [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	85,600
Class A Ordinary Shares Included In The Private Placement Rights [Member] | Redemption at 50 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	93,100
Class A Ordinary Shares Included In The Private Placement Rights [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	85,600
Class A Ordinary Shares Included In The Private Placement Rights [Member] | Redemption at 75 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	93,100
Class A Ordinary Shares Included In The Private Placement Rights [Member] | Redemption at 100 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	93,100
Less: Shares Subject To Redemption [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	0
Less: Shares Subject To Redemption [Member] | No Redemption [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	(3,125,000)
Less: Shares Subject To Redemption [Member] | No Redemption [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	0
Less: Shares Subject To Redemption [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	(6,250,000)
Less: Shares Subject To Redemption [Member] | Redemption at 25 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	(3,593,750)
Less: Shares Subject To Redemption [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	(9,375,000)
Less: Shares Subject To Redemption [Member] | Redemption at 50 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	(7,187,500)
Less: Shares Subject To Redemption [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	(12,500,000)
Less: Shares Subject To Redemption [Member] | Redemption at 75 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	(10,781,250)
Less: Shares Subject To Redemption [Member] | Redemption at 100 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	(14,375,000)